Summary of Significant Accounting Policies - Research and Development Expenditure (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Summary of Significant Accounting Policies
Acquired in-process R&D expensed	$ 2.5
Payments for in-process R&D	$ 0.0	$ 0.0	$ 0.0	$ 0.0